Fair Value Measurements (Details) - Schedule of financial assets and liabilities - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Liabilities
Warrant liabilities	[1]	$ 16,765,776	$ 5,376,932
Assets
Marketable securities	[2]		260,417
Quoted prices in active markets for identical assets (Level 1) [Member]
Liabilities
Warrant liabilities	[1]
Assets
Marketable securities	[2]		260,417
Significant other observable inputs (Level 2) [Member]
Liabilities
Warrant liabilities	[1]
Assets
Marketable securities	[2]
Significant other unobservable inputs (Level 3) [Member]
Liabilities
Warrant liabilities	[1]	$ 16,765,776	5,376,932
Assets
Marketable securities	[2]

[1]	The fair value of the marketable securities are valued using the closing NAV.
[2]	Warrant liabilities The fair value of the warrant liabilities, which are related to the detachable warrants issued in connection with the Harbert loan, were estimated using a closed-ended option pricing model utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Company’s common stock and current interest rates.